Retirement Benefit Plans - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of net defined benefit liability (asset) [abstract]
Defined contribution expense	£ 33	£ 30
Defined benefit expense	£ (16)	£ 4